Lincoln Variable Insurance Products Trust 1300 South Clinton Street Fort Wayne, Indiana 46802 United States of America

Phone:	260-455-6918
Fax:	260-455-5135
e-Mail:	Colleen.Tonn@LFG.com

VIA EDGAR

November 29, 2011

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant: Lincoln Advisors Trust (“Trust”)

Funds: Presidential Protected Profile 2010 Fund, Presidential Protected Profile 2020

Fund, Presidential Protected Profile 2030 Fund, Presidential Protected Profile 2040 Fund,

Presidential Protected Profile 2050 Fund

(collectively, the “Funds”)

File Nos.: 333-175622; 811-22583

Dear Sir or Madam:

Attached for filing on behalf of the Trust, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectuses for the Funds dated November 1, 2011, as supplemented under Rule 497(e) on November 7, 2011. The purpose of this filing is to submit the 497(e) filing dated November 7, 2011 in XBRL format for the Funds.

Please contact me at the number indicated above if you have any questions or comments about this filing.

Sincerely,

/s/ Colleen E. Tonn

Colleen E. Tonn, Esq.

cc:	Jill R. Whitelaw

Chief Counsel – Funds Management